Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest:
Long-term debt	$ 51,651	$ 63,734
Lease obligations	4,125	4,245
Other	11	285
Income	(1,618)	(2,220)
Amortization of debt issue costs	3,028	3,709
Finance charges	$ 57,197	$ 69,753